Schedule of Investments

September 30, 2019 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - 98.3%

Communication Services - 2.1%
Interpublic Group of Cos., Inc./The	28,437	613,102
News Corp.	48,439	692,436

		1,305,538

Consumer Discretionary - 26.5%
Bed Bath & Beyond, Inc. (3)	47,259	502,836
Big Lots, Inc.	22,224	544,488
BorgWarner, Inc.	15,702	575,949
Brinker International, Inc.	13,215	563,884
Capri Holdings, Ltd. (2)	16,123	534,639
Cheesecake Factory, Inc./The	13,785	574,559
Dana, Inc.	40,740	588,286
Dillard's, Inc. (3)	8,590	567,885
Foot Locker, Inc.	11,492	495,995
Goodyear Tire & Rubber Co./The	24,935	359,189
H&R Block, Inc.	24,099	569,218
Hanesbrands, Inc.	37,953	581,440
Harley-Davidson, Inc.	14,788	531,924
International Speedway Corp.	15,634	703,686
KB Home	28,009	952,306
L Brands, Inc.	20,840	408,256
Leggett & Platt, Inc.	14,788	605,421
LKQ Corp. (2)	21,292	669,633
Macy's, Inc.	20,530	319,036
Mohawk Industries, Inc. (2)	4,602	570,970
Nordstrom, Inc.	13,117	441,649
Norwegian Cruise Line Holdings, Ltd. (2)	14,510	751,183
PulteGroup, Inc.	23,532	860,095
PVH Corp.	6,614	583,553
Ralph Lauren Corp.	5,909	564,132
Signet Jewelers, Ltd.	14,119	236,634
TRI Pointe Group, Inc. (2)	42,127	633,590
Tupperware Brands Corp.	14,505	230,194
Whirlpool Corp.	5,006	792,750

		16,313,380

Consumer Staples - 0.8%
Coty, Inc.	49,799	523,387

		523,387

Energy - 6.8%
Chesapeake Energy Corp. (2)(3)	168,415	237,465
Cimarex Energy Co.	6,854	328,581
Dril-Quip, Inc. (2)	10,700	536,926
Helmerich & Payne, Inc.	12,115	485,448
HollyFrontier Corp.	11,685	626,783
Noble Energy, Inc.	26,402	592,989
QEP Resources, Inc.	64,392	238,250
World Fuel Services Corp.	28,557	1,140,567

		4,187,009

Financials - 8.9%
Assurant, Inc.	4,612	580,282
Brighthouse Financial, Inc. (2)	15,917	644,161
Everest Re Group, Ltd.	2,808	747,181
Globe Life, Inc.	6,545	626,749
Jefferies Financial Group, Inc.	29,516	543,094
People's United Financial, Inc.	37,903	592,613
Trustmark Corp.	16,904	576,595
Unum Group	18,209	541,171
Wells Fargo & Co. (2)(8)	1	0
Zions Bancorp NA	14,258	634,766

		5,486,612

Healthcare - 8.6%
Allscripts Healthcare Solutions, Inc. (2)	60,342	662,555
DaVita, Inc. (2)	9,854	562,368
DENTSPLY SIRONA, Inc.	15,242	812,551
Mallinckrodt PLC (2)	39,181	94,426
Patterson Cos., Inc.	30,385	541,461
PerkinElmer, Inc.	7,784	662,963
Perrigo Co. PLC	13,806	771,617
Prestige Consumer Healthcare, Inc. (2)	17,249	598,368
Tenet Healthcare Corp. (2)	27,429	606,729

		5,313,038

Industrials - 21.0%
Alaska Air Group, Inc.		9,182	596,004
Allegion PLC		7,952	824,225
AO Smith Corp.		12,019	573,426
Arconic, Inc.		31,730	824,980
Deluxe Corp.		12,709	624,774
Flowserve Corp.		12,837	599,616
Fortune Brands Home & Security, Inc.		17,103	935,534
Herman Miller, Inc.		20,349	937,885
HNI Corp.		17,256	612,588
Huntington Ingalls Industries, Inc.		3,254	689,165
Jacobs Engineering Group, Inc.		10,458	956,907
Masco Corp.		18,297	762,619
Nielsen Holdings PLC		22,570	479,613
Pentair PLC		15,740	594,972
Pitney Bowes, Inc.		66,443	303,645
Quanta Services, Inc.		20,312	767,794
Robert Half International, Inc.		10,361	576,693
Snap-on, Inc.		3,778	591,408
United Rentals, Inc. (2)		5,218	650,372

			12,902,220

Information Technology - 8.6%
Alliance Data Systems Corp.		3,565	456,783
Belden, Inc.		12,980	692,353
FLIR Systems, Inc.		12,119	637,338
Juniper Networks, Inc.		23,140	572,715
NetScout Systems, Inc. (2)		24,907	574,355
Qorvo, Inc. (2)		8,542	633,304
Western Union Co./The		35,838	830,366
Xerox Holdings Corp.		30,941	925,445

			5,322,659

Materials - 7.6%
Avery Dennison Corp.		6,818	774,320
Carpenter Technology Corp.		12,441	642,702
Commercial Metals Co.		34,442	598,602
Compass Minerals International, Inc.		11,044	623,876
Greif, Inc. - Class A		17,328	656,558
Minerals Technologies, Inc.		11,539	612,606
Packaging Corp. of America		7,327	777,395

			4,686,059

Real Estate Investment Trust - 7.4%
Alexander & Baldwin, Inc.		26,700	654,417
Apartment Investment & Management Co.		13,939	726,779
Duke Realty Corp.		17,133	582,008
Federal Realty Investment Trust		4,401	599,152
Kimco Realty Corp.		30,622	639,387
Mack-Cali Realty Corp.		26,108	565,499
Realogy Holdings Corp.		30,267	202,184
SL Green Realty Corp.		7,195	588,195

			4,557,621

Total Common Stocks	(Cost	$54,989,878)	60,597,523

Money Market Registered Investment Companies - 2.5%

Meeder Institutional Prime Money Market Fund, 2.07% (5)		328,077	328,110
Morgan Stanley Government Institutional Fund, 1.85% (4)		1,223,045	1,223,045

Total Money Market Registered Investment Companies	(Cost	$1,551,155)	1,551,155

Bank Obligations - 1.2%

First Merchants Bank Deposit Account, 2.25%, 10/1/2019 (6)		247,873	247,873
Metro City Bank Deposit Account, 2.35%, 10/1/2019 (6)		227,557	227,557
Pacific Mercantile Bank Deposit Account, 1.93%, 10/1/2019 (6)		247,846	247,846

Total Bank Obligations	(Cost	$723,276)	723,276

Total Investments - 102.0%	(Cost	$57,264,309)	62,871,954

Liabilities less Other Assets - (2.0%)			(1,244,910)

Total Net Assets - 100.0%			61,627,044

Trustee Deferred Compensation (7)

Meeder Balanced Fund		976	11,458
Meeder Dynamic Allocation Fund		2,433	27,225
Meeder Muirfield Fund		1,166	8,803
Meeder Conservative Allocation Fund		283	6,362

Total Trustee Deferred Compensation	(Cost	$49,597)	53,848

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	6	12/20/2019	1,162,800	(18,863)

Total Futures Contracts	6		1,162,800	(18,863)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$62,148,678	$(18,863)
Level 2 - Other Significant Observable Inputs	723,276	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$62,871,954	$(18,863)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.
(3)	All or a portion of this security is on loan.
(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2019.
(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2019.
(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.
(7)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.
(8)	Fair valued security deemed as Level 3 security.
(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.